INVENTORY (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF INVENTORIES
	June 30, 2022	December 31, 2021
Finished goods	$1,837,933	$3,017,363
Parts	1,657,526	373,459
	$3,495,459	$3,390,822

SCHEDULE OF COST OF SALES
	June 30, 2022	June 30, 2021
Inventory	$2,247,294	$1,974,878
Consulting and services	323,654	280,435
Other	13,990	22,695
	$2,584,938	$2,278,008